Commitments	12 Months Ended
Dec. 31, 2021
Commitments
Commitments

26          Commitments

Commitments are mainly in respect of future leases, present short-term leases, purchase obligations and other service arrangements (mostly denominated in United States dollar).

As at December 31, 2021, the projected future payments are as follows:

	Related party	Other	Total

	US $’000
2022	17,050	687,978	705,028
2023	19,890	714,809	734,699
2024	16,788	955,034	971,822
2025	13,868	587,456	601,324
2026 and thereafter	12,675	3,913,054	3,925,729
	80,271	6,858,331	6,938,602